January 3, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      Liberty Floating Rate Fund (the "Fund")
         Registration File Nos.:  333-51466 and 811-08953

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated January 1, 2003 for the Fund do not differ from that contained in Post-Effective Amendment No. 4 (the "Amendment") to the Fund's Registration Statement on Form N-2. The Amendment was filed electronically on December 20, 2002.

Sincerely,

LIBERTY FLOATING RATE FUND


/s/ Kevin S. Jacobs
Kevin S. Jacobs
Assistant Secretary